UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-09869

Franklin Floating Rate Master Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 4/30/15

Item 1. Schedule of Investments.

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited)

				% of Net
Franklin Floating Rate Master Series	Country	Shares	Value	Assets
Common Stocks and Exchange Traded Funds
Broadcasting
[a]Cumulus Media Inc., A	United States	934	$2,129	0.00	†
Diversified Capital Markets
PowerShares Senior Loan Portfolio, ETF	United States	233,100	5,636,358	0.30
Total Common Stocks and Exchange Traded Funds (Cost $5,647,527)			5,638,487	0.30
		Principal Amount*
[b]Senior Floating Rate Interests
Aerospace & Defense
CAMP International Holding Co.,
2013 Replacement Term Loan, 4.75%, 5/31/19	United States	9,182,845	9,255,545	0.49
Second Lien 2013 Replacement Term Loan, 8.25%, 11/30/19	United States	4,923,723	4,960,651	0.27
Doncasters U.S. Finance LLC,
Second Lien Term Loan, 9.50%, 10/09/20	United States	6,405,922	6,413,930	0.34
Term B Loans, 4.50%, 4/09/20	United States	8,681,199	8,706,522	0.46
[c]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	254,641	222,847	0.01
Fly Funding II S.A.R.L., Loans, 3.75%, 8/09/19	Luxembourg	8,072,587	8,072,587	0.43
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	19,294,506	19,365,529	1.03
			56,997,611	3.03
Agricultural Products
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/19/21	United States	750,335	756,338	0.04
Airlines
Air Canada, Term Loan, 5.50%, 9/26/19	Canada	6,471,226	6,568,295	0.35
American Airlines Inc., Class B Term Loan, 3.75%, 6/27/19	United States	4,987,310	5,015,363	0.27
[d]U.S. Airways Inc., Tranche B1 Term Loan, 3.50%, 5/23/19	United States	4,945,279	4,957,202	0.26
			16,540,860	0.88
Apparel Retail
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	8,352,941	8,454,747	0.45
Application Software
CCC Information Services Inc., Term Loan, 4.00%, 12/20/19	United States	4,311,779	4,326,603	0.23
Auto Parts & Equipment
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	11,144,000	11,130,070	0.59
Federal-Mogul Holdings Corp., Tranche C Term Loans, 4.75%, 4/15/21	United States	12,097,029	12,095,517	0.64
FRAM Group Holdings Inc. (Autoparts Holdings), Term Loan, 7.00%, 7/29/17	United States	6,553,050	6,518,240	0.35
Gates Global LLC, Initial Dollar Term Loans, 4.25%, 7/06/21	United States	8,994,800	9,014,876	0.48
Henniges Automotive Holdings Inc., Term Loans, 5.50%, 6/12/21	United States	10,308,007	10,366,248	0.55
TI Group Automotive Systems LLC, Term Loan, 4.25%, 7/02/21	United States	11,215,250	11,250,298	0.60
Tower Automotive Holdings USA LLC, Initial Term Loan, 4.00%, 4/23/20	United States	7,658,375	7,691,880	0.41
UCI International Inc., Term Loan, 5.50%, 7/26/17	United States	3,642,930	3,589,805	0.19
			71,656,934	3.81
Broadcasting
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	16,274,606	16,075,242	0.86
Grande Communications Networks LLC, Initial Term Loan, 4.50%, 5/29/20	United States	7,923,214	7,893,502	0.42
Gray Television Inc., Term Loan B, 3.75%, 6/13/21	United States	9,044,050	9,088,330	0.48
iHeartCommunications Inc.,
Tranche D Term Loan, 6.934%, 1/30/19	United States	7,101,320	6,811,941	0.36
Tranche E Term Loan, 7.684%, 7/30/19	United States	6,828,609	6,644,025	0.35
MediArena Acquisition BV, Second Lien Dollar Term B Loan, 10.00%, 8/13/22	Netherlands	5,100,000	5,093,625	0.27
Radio One Inc., Term Loan B, 4.78%, 12/31/18	United States	20,500,000	20,538,437	1.09
[d]Sinclair Television Group Inc., Incremental Term Loan B-1, 5.00%, 7/30/21	United States	1,497,879	1,501,624	0.08
Univision Communications Inc.,
First-Lien Term Loan, Add-on, 4.00%, 3/01/20	United States	9,262,457	9,276,517	0.50
Replacement First-Lien Term Loan, 4.00%, 3/01/20	United States	8,229,730	8,242,223	0.44
			91,165,466	4.85
Building Products
Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/28/20	United States	7,873,311	7,906,119	0.42

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Cable & Satellite
[d]Charter Communications Operating LLC, Term G Loans, 5.75%, 9/12/21	United States	2,424,242	2,419,394	0.13
UPC Financing Partnership (UPC Broadband Holdings BV), Term Loan AH,	Netherlands	5,997,815	6,004,239	0.32
3.25%, 6/30/21
Virgin Media Bristol LLC, B Facility, 3.50%, 6/07/20	United States	5,453,684	5,464,591	0.29
			13,888,224	0.74
Casinos & Gaming
Caesars Entertainment Resort Properties LLC, Term B Loans, 7.00%, 10/11/20	United States	38,180,211	36,612,112	1.95
Cannery Casino Resorts LLC,
Second Lien Term Loan, 10.00%, 10/02/19	United States	7,200,000	6,256,800	0.33
Term Loan, 6.00%, 10/02/18	United States	21,740,615	21,713,439	1.16
CCM Merger Inc. (MotorCity Casino), Term Loans, 4.50%, 8/06/21	United States	4,923,484	4,962,720	0.27
MGM Resorts International, Term B Loan, 3.50%, 12/20/19	United States	3,988,105	3,995,582	0.21
ROC Finance LLC, Funded Term B Loans, 5.00%, 6/20/19	United States	17,200,888	17,114,883	0.91
Scientific Games International Inc., Term B-1 Loan, 6.00%, 10/18/20	United States	18,398,864	18,605,852	0.99
Tropicana Entertainment Inc., Term Loans, 4.00%, 11/27/20	United States	5,076,472	5,095,508	0.27
			114,356,896	6.09
Coal & Consumable Fuels
Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	7,229,581	7,030,768	0.37
Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	1,144,000	1,115,400	0.06
[d]Foresight Energy LLC, Term Loans, 5.50%, 8/21/20	United States	10,911,881	10,816,402	0.58
[d]Peabody Energy Corp., Term Loan, 4.25%, 9/24/20	United States	27,249,250	24,660,571	1.31
Walter Energy Inc., B Term Loan, 7.25%, 4/01/18	United States	5,950,001	3,794,988	0.20
Westmoreland Coal Co., Term Loan, 7.50%, 12/16/20	United States	4,881,078	4,832,267	0.26
			52,250,396	2.78
Commodity Chemicals
Cyanco Intermediate Corp., Initial Term Loan, 5.50%, 5/01/20	United States	29,189,133	29,189,133	1.55
Tronox Pigments (Netherlands) BV, Term Loan, 4.25%, 3/19/20	Netherlands	2,437,316	2,448,284	0.13
			31,637,417	1.68
Communications Equipment
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	9,740,239	9,788,940	0.52
Construction Machinery & Heavy Trucks
[d]Allison Transmission Inc., Term B-3 Loans, 3.50%, 8/23/19	United States	4,697,382	4,733,345	0.25
Doosan Infracore International and Doosan Holdings Europe, Tranche B Term	United States	4,605,352	4,662,919	0.25
Loan, 4.50%, 5/28/21
			9,396,264	0.50
Data Processing & Outsourced Services
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	36,578,269	34,513,133	1.83
Worldpay U.S. Inc., Additional Term Facility, 4.50%, 11/29/19	United States	692,396	696,724	0.04
			35,209,857	1.87
Diversified Chemicals
Ineos U.S. Finance LLC, Dollar Term Loan, 3.75%, 5/04/18	United States	12,820,711	12,860,044	0.68
OCI Beaumont LLC, Term B-3 Loan, 5.50%, 8/20/19	United States	10,680,212	10,813,715	0.57
OXEA GmbH,
First Lien Tranche B-2 Term Loan, 4.25%, 1/15/20	Luxembourg	2,639,800	2,591,954	0.14
Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	17,628,505	16,482,652	0.88
			42,748,365	2.27
Diversified Metals & Mining
Atkore International Inc.,
Initial Term Loan, 4.50%, 4/09/21	United States	3,890,600	3,841,967	0.21
Second Lien Initial Term Loan, 7.75%, 10/09/21	United States	6,208,246	5,882,313	0.31
[d]FMG America Finance Inc. (Fortescue Metals Group), Loans, 3.75%, 6/30/19	Australia	22,773,960	20,627,834	1.10
			30,352,114	1.62
Diversified Support Services
AlixPartners LLP,
2014 Jan Replacement Term B2 Loans, 4.00%, 7/10/20	United States	8,058,578	8,121,540	0.43
Second Lien 2013 Recapitalization Term Loan, 9.00%, 7/10/21	United States	4,039,650	4,086,360	0.22

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)

Interactive Data Corp., Term Loan, 4.75%, 5/02/21	United States	14,589,750	14,706,016	0.78
			26,913,916	1.43
Drug Retail
Rite Aid Corp.,
Tranche 1 Term Loan, 5.75%, 8/21/20	United States	678,070	684,709	0.04
Tranche 2 Term Loan, 4.875%, 6/21/21	United States	1,900,000	1,908,313	0.10
			2,593,022	0.14
Electric Utilities
Alinta Energy Finance Pty. Ltd.,
Delayed Draw Term Commitments, 6.375%, 8/13/18	Australia	431,256	434,311	0.02
Term B Loans, 6.375%, 8/13/19	Australia	25,388,502	25,568,329	1.36
			26,002,640	1.38
Electronic Equipment & Instruments
Oberthur Technologies of America Corp., Tranche B-2 Term Loan, 4.50%,	United States	513,500	515,747	0.03
10/18/19
Forest Products
Appvion Inc., Term Loan, 5.75%, 6/28/19	United States	24,843,450	23,104,408	1.23
Caraustar Industries Inc.,
Term Loan B, 8.00%, 5/01/19	United States	12,535,717	12,606,230	0.67
Term Loan C, 8.00%, 5/01/19	United States	12,468,750	12,538,887	0.67
			48,249,525	2.57
General Merchandise Stores
Dollar Tree Inc., Initial Term B Loans, 4.25%, 3/09/22	United States	16,302,946	16,535,980	0.88
Health Care Equipment
Carestream Health Inc.,
Second Lien Loan, 9.50%, 12/07/19	United States	9,140,294	9,174,570	0.49
Term Loan, 5.00%, 6/07/19	United States	12,521,274	12,659,534	0.67
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	5,822,207	5,870,724	0.31
			27,704,828	1.47
Health Care Facilities
Amsurg Corp., Initial Term Loan, 3.75%, 7/16/21	United States	3,414,200	3,434,624	0.18
Community Health Systems Inc.,
[d]2018 Term F Loans, 3.434%, 12/31/18	United States	31,586,511	31,810,238	1.69
2021 Term D Loan, 4.25%, 1/27/21	United States	12,102,043	12,189,032	0.65
United Surgical Partners International Inc.,
Extended Term Loan, 4.25%, 4/19/17	United States	1,453,402	1,457,490	0.08
New Tranche B Term Loan, 4.75%, 4/03/19	United States	1,913,875	1,921,651	0.10
			50,813,035	2.70
Health Care Services
Connolly LLC,
Initial Term Loan, 5.00%, 5/14/21	United States	6,756,089	6,815,205	0.36
Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	9,790,000	9,790,000	0.52
Dialysis Newco Inc., Term Loan B, 4.50%, 4/23/21	United States	6,361,925	6,393,735	0.34
Millennium Health LLC, Tranche B Term Loan, 5.25%, 4/16/21	United States	17,233,037	14,260,338	0.76
National Mentor Holdings Inc., Initial Tranche B Term Loan, 4.25%, 1/31/21	United States	11,047,084	11,105,777	0.59
Surgery Centers Holdings Inc.,
Second Lien Term Loan, 8.50%, 11/03/21	United States	5,093,392	5,080,658	0.27
Term Loan, 5.25%, 11/03/20	United States	5,018,437	5,056,076	0.27
U.S. Renal Care Inc., Tranche B-2 Term Loan, 4.25%, 7/03/19	United States	17,426,938	17,546,748	0.94
			76,048,537	4.05
Health Care Supplies
Alere Inc., B Term Loan, 4.25%, 6/30/17	United States	3,086,676	3,109,055	0.17
Health Care Technology
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	11,369,053	11,411,551	0.61
Hotels, Resorts & Cruise Lines
Diamond Resorts Corp., Term Loans, 5.50%, 5/09/21	United States	5,081,519	5,119,630	0.27
Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, 12/27/20	Canada	5,671,699	5,721,326	0.31
			10,840,956	0.58
Household Products
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	26,699,295	25,798,194	1.37

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP,
Term B-1 Loan, 3.00%, 5/03/20	United States	7,678,649	7,650,814	0.41
Term B-2 Loan, 3.25%, 1/31/22	United States	2,267,495	2,263,597	0.12
Calpine Corp.,
Term Loan, 4.00%, 4/01/18	United States	3,492,337	3,518,044	0.19
Term Loan B4, 4.00%, 10/31/20	United States	7,175,510	7,217,552	0.38
Term Loans, 4.00%, 10/09/19	United States	516,750	520,123	0.03
			21,170,130	1.13
Industrial Conglomerates
Unifrax I LLC, New Term Dollar Loans, 4.25%, 11/28/18	United States	1,368,664	1,368,664	0.07
Industrial Machinery
Alfred Fueling Systems Inc. (Wayne Fueling),
First Lien Initial Term Loan, 4.75%, 6/18/21	United States	6,623,876	6,673,555	0.36
Second Lien Initial Term Loan, 8.50%, 6/20/22	United States	9,715,882	9,618,723	0.51
Husky Injection Molding Systems Ltd., Initial Term Loan, 4.25%, 6/30/21	United States	4,165,208	4,194,864	0.22
Milacron LLC, Term B Loan, 4.00%, 3/28/20	United States	5,631,090	5,631,090	0.30
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	13,792,412	13,910,226	0.74
Onsite Rental Group Operations Pty. Ltd., Term B Loan, 5.50%, 7/30/21	United States	20,559,827	20,328,529	1.08
RBS Global Inc. (Rexnord), Term B Loan, 4.00%, 8/21/20	United States	8,195,200	8,235,414	0.44
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	11,339,507	11,332,420	0.60
Second Lien Term Loan, 8.50%, 5/09/18	United States	4,874,399	4,837,841	0.26
WireCo Worldgroup Inc., Term Loan, 6.00%, 2/15/17	United States	1,669,332	1,673,506	0.09
			86,436,168	4.60
Insurance Brokers
HUB International Ltd., Initial Term Loan, 4.00%, 10/02/20	United States	10,339,524	10,322,288	0.55
Integrated Telecommunication Services
Genesys Telecom Holdings U.S. Inc., Dollar Term Loan, 4.00%, 2/08/20	United States	4,454,927	4,471,633	0.24
Integra Telecom Holdings Inc.,
First Lien Term Loan, 5.25%, 2/22/19	United States	8,839,448	8,890,275	0.47
Second Lien Initial Loan, 9.75%, 2/21/20	United States	3,546,547	3,545,069	0.19
[d]Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	13,873,471	13,887,344	0.74
LTS Buyer LLC,
First Lien Term B Loan, 4.00%, 4/13/20	United States	4,067,550	4,076,421	0.22
Second Lien Initial Loan, 8.00%, 4/12/21	United States	2,407,490	2,415,514	0.13
Telesat Canada/Telesat LLC, U.S. Term B-2 Loan, 3.50%, 3/28/19	Canada	3,989,822	4,001,460	0.21
			41,287,716	2.20
Internet Software & Services
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	31,494,994	31,002,885	1.65
Investment Banking & Brokerage
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,	United States	10,816,332	10,890,695	0.58
4.25%, 7/22/20
IT Consulting & Other Services
Sungard Availability Services Capital Inc., Tranche B Term Loan, 6.00%, 3/29/19	United States	12,701,700	11,833,755	0.63
Leisure Facilities
24 Hour Fitness Worldwide Inc., Term Loan, 4.75%, 5/28/21	United States	13,587,325	13,595,817	0.72
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	26,871,244	25,572,476	1.36
[d]Seaworld Parks and Entertainment Inc., Term B-2 Loan, 3.00%, 5/14/20	United States	6,457,602	6,345,402	0.34
Town Sports International LLC, Initial Term Loan, 4.50%, 11/15/20	United States	11,644,954	10,029,217	0.54
			55,542,912	2.96
Life Sciences Tools & Services
Pharmaceutical Product Development LLC, Term Loan, 4.00%, 12/05/18	United States	4,871,590	4,901,166	0.26
Marine
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	14,561,764	14,670,977	0.78
Metal & Glass Containers
CD&R Millennium U.S. Acquico LLC,
Initial Dollar Term Loan, 4.50%, 7/31/21	United States	2,437,750	2,441,814	0.13

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)

Second Lien Initial Term Loan, 8.25%, 7/31/22	United States	9,037,800	8,970,016	0.48
			11,411,830	0.61
Movies & Entertainment
[d]Regal Cinemas Corp., Term Loan, 3.75%, 4/01/22	United States	2,267,948	2,282,395	0.12
William Morris Endeavor Entertainment LLC, Term Loans Second Lien, 8.25%,	United States	23,569,803	23,275,180	1.24
5/06/22
Zuffa LLC, Initial Term Loan, 3.75%, 2/25/20	United States	10,061,025	9,961,984	0.53
			35,519,559	1.89
Office Services & Supplies
West Corp., Term Loan B-10, 3.25%, 6/30/18	United States	4,000,000	4,012,500	0.21
Oil & Gas Drilling
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 6.00%, 3/31/21	Marshall Islands	14,540,078	11,821,083	0.63
[d]Drillships Ocean Ventures Inc. and Drillships Vent, Term Loan, 5.50%, 7/25/21	Marshall Islands	7,173,315	6,252,742	0.33
Offshore Group Investment Ltd. (Vantage Delaware), Loans, 5.75%, 3/28/19	United States	4,674,600	3,108,609	0.17
			21,182,434	1.13
Oil & Gas Equipment & Services
McJunkin Red Man Corp., 2013 Term Loan, 5.00%, 11/08/19	United States	10,112,923	10,002,318	0.53
Oil & Gas Exploration & Production
Fieldwood Energy LLC,
[d]Loans, 3.875%, 10/01/18	United States	13,816,992	13,506,110	0.72
Second Lien Loans, 8.375%, 9/30/20	United States	5,347,833	4,184,679	0.22
Samson Investment Co., Second Lien Tranche I Term Loan, 5.00%, 9/25/18	United States	9,960,000	4,830,600	0.26
UTEX Industries Inc.,
First Lien Initial Term Loan, 5.00%, 5/21/21	United States	15,652,660	14,889,593	0.79
Second Lien Initial Term Loan, 8.25%, 5/20/22	United States	5,000,000	4,225,000	0.23
			41,635,982	2.22
Oil & Gas Storage & Transportation
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	10,034,175	10,084,346	0.54
OSG International Inc. (OIN), Initial Term Loan, 5.75%, 8/05/19	United States	11,443,550	11,543,681	0.61
			21,628,027	1.15
Packaged Foods & Meats
AdvancePierre Foods Inc.,
Loans, 5.75%, 7/10/17	United States	3,498,926	3,531,182	0.19
Second Lien Term Loan, 9.50%, 10/10/17	United States	9,884,439	9,946,217	0.53
CSM Bakery Supplies LLC (U.S. Acquisition), Second Lien Term Loan, 8.75%,	United States	4,346,846	4,086,035	0.22
7/03/21
JBS USA LLC, Incremental Term Loan, 3.75%, 9/18/20	United States	2,915,600	2,935,645	0.15
[d]Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21	United States	11,005,782	11,061,791	0.59
			31,560,870	1.68
Paper Packaging
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	17,046,432	17,181,389	0.91
Reynolds Group Holdings Inc., U.S. Term Loan, 4.50%, 12/01/18	United States	11,336,565	11,457,798	0.61
			28,639,187	1.52
Personal Products
FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	17,829,148	17,502,286	0.93
Pharmaceuticals
Akorn Inc., Loans, 4.50%, 4/16/21	United States	12,422,461	12,469,045	0.66
[d]Horizon Pharma Inc., Term Loan B, 5.75%, 5/07/21	United States	905,218	912,857	0.05
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19	United States	2,381,976	2,392,066	0.13
Series D-2 Tranche B Term Loan, 3.50%, 2/13/19	United States	6,636,145	6,666,731	0.35
Series E-1 Tranche B Term Loan, 3.50%, 8/05/20	United States	2,918,084	2,929,593	0.16
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	26,495,617	26,712,563	1.42
			52,082,855	2.77
Publishing
Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	18,483,300	18,631,555	0.99
Restaurants
TGI Friday's Inc., First Lien Initial Term Loan, 5.25%, 7/15/20	United States	2,710,199	2,727,138	0.14
Retail REITs
Capital Automotive LP, Second Lien Term Loan, 6.00%, 4/30/20	United States	3,613,830	3,695,141	0.20

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
Semiconductors
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	6,510,800	6,575,908	0.35
Specialized Consumer Services
Travelport Finance Luxembourg S.A.R.L., Initial Term Loan, 5.75%, 9/02/21	Luxembourg	17,745,525	17,952,101	0.96
Specialized Finance
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	United States	11,448,490	11,512,887	0.61
Specialty Chemicals
Axalta Coating Systems U.S. Holdings Inc., 2014 Specified Refinancing Term,	United States	16,011,962	16,077,723	0.86
3.75%, 2/01/20
AZ Chem U.S. Inc., Second Lien Initial Term Loan, 7.50%, 6/10/22	United States	4,332,796	4,319,798	0.23
[d]Nexeo Solutions LLC,
Term B-1 Loan, 5.00%, 9/08/17	United States	2,546,104	2,517,460	0.13
Term B-2 Loan, 5.00%, 9/08/17	United States	5,105,546	5,048,109	0.27
Term B-3 Loan, 5.00%, 9/08/17	United States	6,006,406	5,938,834	0.32
Oxbow Carbon LLC,
First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	9,448,880	9,370,143	0.50
Second Lien Initial Term Loan, 8.00%, 1/17/20	United States	10,889,020	9,854,563	0.52
Solenis International LP and Solenis Holdings,
First Lien Term Loan, 4.25%, 7/31/21	United States	4,070,166	4,084,794	0.22
Second Lien Term Loan, 7.75%, 7/31/22	United States	3,270,000	3,188,250	0.17
Sonneborn LLC, Initial US Term Loan, 5.50%, 12/10/20	United States	3,564,935	3,596,128	0.19
Sonneborn Refined Products BV, Initial BV Term Loan, 5.50%, 12/10/20	Netherlands	629,106	634,611	0.03
Univar Inc., Term B Loan, 5.00%, 6/30/17	United States	9,204,748	9,253,653	0.49
			73,884,066	3.93
Specialty Stores
Academy Ltd., Initial Term Loans, 4.50%, 8/03/18	United States	5,456,350	5,496,590	0.29
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	636,303	640,628	0.04
Second Lien 2013 (Nov) Replacement Loans, 8.50%, 3/26/20	United States	14,452,381	14,633,036	0.78
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	25,429,458	25,067,877	1.33
			45,838,131	2.44
Systems Software
Blue Coat Systems Inc.,
Second Lien Loans, 9.50%, 6/26/20	United States	4,741,429	4,848,111	0.26
Term Loan, 4.00%, 5/31/19	United States	5,326,351	5,335,672	0.28
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	6,403,762	6,465,129	0.34
Websense Inc.,
First Lien Term Loan, 4.50%, 6/25/20	United States	7,041,493	7,054,696	0.38
Second Lien Term Loan, 8.25%, 12/24/20	United States	9,601,006	9,673,014	0.52
			33,376,622	1.78
Technology Hardware, Storage & Peripherals
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	9,460,751	9,509,369	0.51
Tires & Rubber
The Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	United States	7,333,333	7,425,000	0.39
Trucking
Hertz Corp.,
Tranche B-1 Term Loan, 4.00%, 3/11/18	United States	8,632,813	8,675,977	0.46
Tranche B-2 Term Loan, 3.50%, 3/11/18	United States	10,829,462	10,860,596	0.58
			19,536,573	1.04
Total Senior Floating Rate Interests (Cost $1,760,182,245)			1,739,239,832	92.55
Asset-Backed Securities
Other Diversified Financial Services
[e]Apidos CDO, 2013-14A, C2, 144A, 4.85%, 4/15/25	United States	1,110,000	1,112,054	0.06
[b,e]Atrium IX, 9A, C, 144A, FRN, 3.512%, 2/28/24	United States	1,200,000	1,206,216	0.06
[b,e]Atrium XI, 11A, C, 144A, FRN, 3.477%, 10/23/25	Cayman Islands	8,000,000	8,037,280	0.43
[b,e]Ballyrock CLO LLC, 2014-1A, B, 144A, FRN, 3.475%, 10/20/26	United States	2,100,000	2,097,228	0.11
[b,e]Carlyle Global Market Strategies CLO Ltd., 2014-4A, C, 144A, FRN, 3.40%,	Cayman Islands	2,600,000	2,608,320	0.14
10/15/26
[b,e]Catamaran CLO Ltd.,
2013-1A, C, 144A, FRN, 2.877%, 1/27/25	Cayman Islands	1,100,000	1,068,859	0.06
2014-2A, B, 144A, FRN, 3.275%, 10/18/26	United States	3,500,000	3,473,505	0.19

Franklin Floating Rate Master Trust
Statement of Investments, April 30, 2015 (unaudited) (continued)
[b,e]Cent CLO LP,
2013-17A, D, 144A, FRN, 3.255%, 1/30/25	Cayman Islands	800,000	799,880	0.04
2014-22A, B, 144A, FRN, 3.433%, 11/07/26	Cayman Islands	3,200,000	3,207,264	0.17
[b,e]Eaton Vance CDO Ltd., 2014-1A,
A, 144A, FRN, 1.725%, 7/15/26	Cayman Islands	2,650,000	2,644,329	0.14
B, 144A, FRN, 2.325%, 7/15/26	United States	2,650,000	2,640,672	0.14
C, 144A, FRN, 3.275%, 7/15/26	United States	2,290,000	2,285,809	0.12
[e]Emerson Park CLO Ltd., 2013-1A, C2, 144A, 5.64%, 7/15/25	United States	1,100,000	1,107,106	0.06
[e]Highbridge Loan Management Ltd., 2013-2A, B2, 144A, 5.80%, 10/20/24	United States	1,190,000	1,196,176	0.06
[b,e]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.153%, 4/15/24	Cayman Islands	800,000	803,984	0.04
2013-1A, C, 144A, FRN, 3.775%, 4/15/24	Cayman Islands	800,000	783,232	0.04
2013-2A, B, 144A, FRN, 2.957%, 4/25/25	United States	800,000	794,200	0.04
[b,e]Limerock CLO III LLC, 2014-3A, B, 144A, FRN, 3.429%, 10/20/26	Cayman Islands	2,400,000	2,406,408	0.13
[b,e]Ziggurat CLO I Ltd., 2014-1A, C, 144A, FRN, 3.375%, 10/17/26	United States	480,000	479,381	0.03
Total Asset-Backed Securities (Cost $38,553,851)			38,751,903	2.06
Total Investments before Short Term Investments (Cost $1,804,383,623)			1,783,630,222	94.91

Short Term Investments (Cost $92,248,041)
Repurchase Agreements
[f]Joint Repurchase Agreement, 0.066%, 5/01/15 (Maturity Value $92,248,210)	United States	92,248,041	92,248,041	4.91
BNP Paribas Securities Corp. (Maturity Value $13,038,362)
Credit Suisse Securities (USA) LLC (Maturity Value $39,116,008)
HSBC Securities (USA) Inc. (Maturity Value $27,381,114)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $12,712,726),
Collateralized by U.S. Government Agency Securities, 0.183% - 5.50%,
5/27/15 - 3/27/19; U.S. Government Agency Securities, Strips, 6/01/17; U.S.
Treasury Notes, 0.375% - 1.50%, 3/15/16 - 3/15/18; and U.S. Treasury
Notes, Index Linked, 2.50%, 7/15/16 (valued at $94,126,107).
Total Investments (Cost $1,896,631,664)			1,875,878,263	99.82

Other Assets, less Liabilities			3,309,059	0.18
Net Assets			$1,879,187,322	100.00

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe coupon rate shown represents the rate at period end.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2015, the value of this security was
$222,847, representing 0.01% of net assets.
dA portion or all of the security purchased on a delayed delivery basis.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2015, the aggregate value of these securities was $38,751,903, representing
2.06% of net assets.
fInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2015, all repurchase agreements had been entered into on that date.

Franklin Floating Rate Master Trust

Statement of Investments, April 30, 2015 (unaudited) (continued)

At April 30, 2015, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
			Periodic		Upfront
		Notional	Payment	Expiration	Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value
Centrally Cleared Swaps
Contracts to Buy Protection
Traded Index
CDX.NA.HY.23	ICE	$42,042,000	5.00%	12/20/19	$(3,433,437)	$10,089	$(83,479)	$(3,506,827)
Net unrealized appreciation (depreciation)							$(73,390)

ABBREVIATIONS

Exchange

ICE - Intercontinental Exchange

Selected Portfolio

CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FRN - Floating Rate Note
REIT - Real Estate Investment Trust

Franklin Floating Rate Master Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares are exempt from registration under the Securities Act of 1933.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. INCOME TAXES

At April 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,896,625,384

Unrealized appreciation	$12,948,260
Unrealized depreciation	(33,695,381)
Net unrealized appreciation (depreciation)	$(20,747,121)

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of April 30, 2015, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a,b]	$5,638,487	$-	$-	$5,638,487
Senior Floating Rate Interests	-	1,739,016,985	222,847	1,739,239,832
Asset-Backed Securities	-	38,751,903	-	38,751,903
Short Term Investments	-	92,248,041	-	92,248,041
Total Investments in Securities	$5,638,487	$1,870,016,929	$222,847	$1,875,878,263
Other Financial Instruments:
Swap Contracts	$-	$10,089	$-	$10,089
Unfunded Loan Commitments	-	12,192	-	12,192
Total Other Financial Instruments	$-	$22,281	$-	$22,281

Liabilities:
Other Financial Instruments:
Swap Contracts	$-	$83,479	$-	$83,479

aIncludes common stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By   /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

Laura F. Fergerson

Chief Executive Officer –

Finance and Administration

Date June 25, 2015

By /s/Gaston Gardey

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date June 25, 2015